Document and Entity Information	Jul. 27, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36759
Entity Tax Identification Number	47-1758322
Entity Address Address Line 1	108 Wilmot Road
Entity Address City Or Town	Deerfield
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60015
City Area Code	847
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On July 27, 2023, Walgreens Boots Alliance, Inc. (the “Company”) filed a Current Report on Form 8-K to announce, among other things, that the Company had appointed Manmohan Mahajan as the Company’s Interim Global Chief Financial Officer and principal financial officer and Todd Heckman as the Company’s Interim Global Controller and principal accounting officer, in each case, effective July 27, 2023.
Entity Central Index Key	0001618921
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
3.600% Walgreens Boots Alliance, Inc. notes due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
2.125% Walgreens Boots Alliance, Inc. notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ